Risk management - Credit risk mitigation and credit quality - Additional information (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of credit risk exposure [line items]
Percentage of increase (decrease) in portfolio size	2.64%
Maximum exposure to credit risk	€ (938,061)	€ (913,977)
Percentage for no covers	95.00%
Percentage of residential mortgage oustandings	37.70%	37.70%
Increase or (decrease) in Coverage ratio	0.60%	0.60%
Netherlands
Disclosure of credit risk exposure [line items]
Increase (decrease) in portfolio size	€ 24,100
Maximum exposure to credit risk	€ (218,548)	€ (229,682)
Percentage of volume increase	1.10%
Belgium
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	€ (116,580)	(117,919)
Percentage of volume increase	4.70%
Wholesale Banking
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	€ (428,616)	(420,606)
Foreign exchange rate changes, negative impact on portfolio growth percent	6200000000.00%
Wholesale Banking | US dollar
Disclosure of credit risk exposure [line items]
Appreciation (depreciation) in currency value	(5.30%)
Wholesale Banking | Australian Dollar
Disclosure of credit risk exposure [line items]
Appreciation (depreciation) in currency value	(1.80%)
Wholesale Banking | Netherlands
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	€ (61,143)	(74,175)
Wholesale Banking | Belgium
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	(27,144)	(32,205)
Retail Challengers & Growth Markets
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	€ (253,391)	(243,334)
Industry composition percentage	76.00%
Retail Challengers & Growth Markets | Netherlands
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	€ (254)	(173)
Retail Challengers & Growth Markets | Belgium
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	(669)	(948)
Retail Benelux
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	€ (250,056)	(244,232)
Industry composition percentage	65.00%
Retail Benelux | Netherlands
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	€ (154,253)	(152,597)
Retail Benelux | Belgium
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	(88,767)	(84,748)
Central Governments
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	(49,356)	(47,642)
Central Governments | Netherlands
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	(3,342)	(4,911)
Central Governments | Belgium
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	(7,716)	(7,396)
Central Governments | Wholesale Banking
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	(41,622)	(40,530)
Central Governments | Retail Challengers & Growth Markets
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	(3,838)	(3,686)
Central Governments | Retail Benelux
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	(2,880)	(1,730)
Non-Bank Financial Institutions
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	(56,594)	(48,906)
Non-Bank Financial Institutions | Netherlands
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	(2,710)	(3,043)
Non-Bank Financial Institutions | Belgium
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	(1,041)	(921)
Non-Bank Financial Institutions | Wholesale Banking
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	(54,274)	(46,597)
Non-Bank Financial Institutions | Retail Challengers & Growth Markets
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	(504)	(395)
Non-Bank Financial Institutions | Retail Benelux
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	(1,379)	(1,473)
Commercial Banks
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	(50,862)	(49,119)
Commercial Banks | Netherlands
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	(1,358)	(1,289)
Commercial Banks | Belgium
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	(265)	(318)
Commercial Banks | Wholesale Banking
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	(42,036)	(39,581)
Commercial Banks | Retail Challengers & Growth Markets
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	(5,721)	(6,390)
Commercial Banks | Retail Benelux
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	(194)	(230)
Central Banks
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	(105,043)	(107,094)
Central Banks | Netherlands
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	(35,202)	(46,902)
Central Banks | Belgium
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	(14,338)	(18,253)
Central Banks | Wholesale Banking
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	(80,006)	(83,878)
Central Banks | Retail Challengers & Growth Markets
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	(23,541)	(22,573)
Central Banks | Retail Benelux
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk
Natural Resources
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	(46,549)	(53,855)
Natural Resources | Netherlands
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	(3,084)	(3,734)
Natural Resources | Belgium
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	(1,356)	(1,180)
Natural Resources | Wholesale Banking
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	(44,695)	(51,937)
Natural Resources | Retail Challengers & Growth Markets
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	(694)	(692)
Natural Resources | Retail Benelux
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	(1,160)	(1,225)
Utilities
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	(24,698)	(23,935)
Utilities | Netherlands
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	(1,551)	(1,545)
Utilities | Belgium
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	(1,630)	(1,213)
Utilities | Wholesale Banking
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	(22,683)	(22,452)
Utilities | Retail Challengers & Growth Markets
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	(150)	(113)
Utilities | Retail Benelux
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	(1,865)	(1,370)
Real Estate
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	(52,513)	(52,699)
Real Estate | Wholesale Banking
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	(26,426)	(26,472)
Real Estate | Retail Challengers & Growth Markets
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	(3,439)	(3,536)
Real Estate | Retail Benelux
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	(22,648)	(22,691)
Investment grade
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	€ (714,997)	€ (685,831)
Rating class concentration increase or (decrease) percentage	76.20%	75.00%
Percentage of total outstandings	99.00%
Investment grade | Netherlands
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	€ (174,971)	€ (180,698)
Investment grade | Belgium
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	€ (76,244)	€ (78,195)
Investment grade | Wholesale Banking
Disclosure of credit risk exposure [line items]
Rating class concentration increase or (decrease) percentage	81.20%	79.70%
Investment grade | Retail Challengers & Growth Markets
Disclosure of credit risk exposure [line items]
Rating class concentration increase or (decrease) percentage	75.20%	76.10%
Investment grade | Retail Benelux
Disclosure of credit risk exposure [line items]
Rating class concentration increase or (decrease) percentage	24.00%	9.30%
Non-Investment grade
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	€ (203,786)	€ (212,037)
Rating class concentration increase or (decrease) percentage	21.70%	23.20%
Non-Investment grade | Netherlands
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	€ (40,325)	€ (45,530)
Non-Investment grade | Belgium
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	€ (36,036)	€ (35,600)
Non-Investment grade | Wholesale Banking
Disclosure of credit risk exposure [line items]
Rating class concentration increase or (decrease) percentage	16.80%	19.10%
Substandard grade
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	€ (7,569)	€ (3,985)
Rating class concentration increase or (decrease) percentage	0.80%	0.40%
Substandard grade | Netherlands
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	€ (1,508)	€ (1,230)
Percentage of total outstandings	0.70%	0.50%
Substandard grade | Belgium
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	€ (984)	€ (868)
Percentage of total outstandings	0.80%	0.70%
Substandard grade | Wholesale Banking
Disclosure of credit risk exposure [line items]
Rating class concentration increase or (decrease) percentage	0.20%	1.00%
Substandard grade | Retail Benelux
Disclosure of credit risk exposure [line items]
Rating class concentration increase or (decrease) percentage	1.00%	0.80%
Non-performing loans
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	€ (11,708)	€ (12,124)
Rating class concentration increase or (decrease) percentage	1.20%	1.30%
Non-performing loans | Netherlands
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	€ (1,743)	€ (2,224)
Percentage of total outstandings	0.80%	1.00%
Non-performing loans | Belgium
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	€ (3,316)	€ (3,256)
Percentage of total outstandings	2.80%
Non-performing loans | Wholesale Banking
Disclosure of credit risk exposure [line items]
Rating class concentration increase or (decrease) percentage	1.00%	0.90%
Non-performing loans | Retail Challengers & Growth Markets
Disclosure of credit risk exposure [line items]
Rating class concentration increase or (decrease) percentage	1.00%	1.30%
Investment grade and non-investment grade | Netherlands
Disclosure of credit risk exposure [line items]
Percentage of total outstandings	98.50%	98.50%
Investment grade and non-investment grade | Belgium
Disclosure of credit risk exposure [line items]
Percentage of total outstandings	96.30%	96.50%
Netherlands | Investment grade
Disclosure of credit risk exposure [line items]
Percentage of residential mortgage oustandings	34.40%
Germany | Investment grade
Disclosure of credit risk exposure [line items]
Percentage of residential mortgage oustandings	28.00%
Belgium & Luxembourg | Investment grade
Disclosure of credit risk exposure [line items]
Percentage of residential mortgage oustandings	13.20%
Australia | Investment grade
Disclosure of credit risk exposure [line items]
Percentage of residential mortgage oustandings	10.70%